DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Disposal Groups Including Discontinued Operation Income Statement [Table Text Block]
In thousands of U.S. Dollars	Three months ended June 30, 2014	Six months ended June 30, 2014

Revenues	$4,318	$8,896
Income (loss) from operations	(873)	(650)
Income (loss) from discontinued operations, net of tax	$(873)	$(650)

Schedule Of Disposal Groups Including Discontinued Operation Cash Flows [Table Text Block]
In thousands of U.S. Dollars	Three months ended June 30, 2014	Six months ended June 30, 2014
Capital Expenditures	$317	$631

Depreciation and Amortization	517	1,033

Operating and investing non-cash elements	(186)	(347)